Employee cost	12 Months Ended
Mar. 31, 2018
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Employee cost
28.	Employee cost

Employee cost consists of the following:

	Year ended March 31,
	2018		2018		2017		2016
	(In millions)
Salaries, wages and welfare expenses	US$	4,149.5	Rs.	270,441.8	Rs.	255,325.7	Rs.	253,989.3
Contribution to provident fund and other funds		493.7		32,183.0		28,262.3		34,128.1

Total	US$	4,643.2	Rs.	302,624.8	Rs.	283,588.0	Rs.	288,117.4

A subsidiary of the Company operates a Long Term Incentive Plan (LTIP) arrangement for certain employees. The scheme provides a cash payment to the employee based on a specific number of phantom shares at grant and the share price of Tata Motors Limited at the vesting date. The cash payment is dependent on the performance of the underlying shares of Tata Motors Limited over the 3 year vesting period and continued employment at the end of the vesting period. The fair value of the awards is calculated using a Black-Scholes model at the grant date. The fair value is updated at each reporting date as the awards are accounted for as cash-settled plan. The inputs into the model are based on the Tata Motors Limited historic data, the risk-free rate and the weighted average fair value of shares, in the scheme at the reporting date. During the year ended March 31, 2016, the subsidiary company issued its final LTIP based on the share price of Tata Motors Limited. The amount recognized in relation to the LTIP was Rs. 85.5 million, Rs. 701.3 million and Rs. 295.9 million for the years ended March 31, 2018, 2017 and 2016, respectively. The Company considers these amounts as not material and accordingly has not provided further disclosures as required by IFRS 2 “Share-based Payment”.

During the year ended March 31, 2017, the subsidiary has launched a new long-term employment benefit scheme which provides a cash payment to certain employees based on subsidiary’s performance against long-term business metrics. This new LTIP scheme has been accounted for in accordance with IAS 19 “Employee benefits”.